Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Voyage Expenses [Abstract]
Brokerage commissions - related party	$ 116,068	$ 50,221
Port & other expenses	294,101	106,405
Total Voyage expenses	410,169	156,626
Vessel Operating Expenses [Abstract]
Crew & crew related costs	757,771	733,971
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	260,435	206,664
Lubricants	40,430	52,306
Insurance	61,864	61,058
Tonnage taxes	15,087	14,852
Other	102,481	67,023
Total Vessel operating expenses	$ 1,238,068	$ 1,135,874